PROPERTY AND EQUIPMENT	6 Months Ended	12 Months Ended
	Apr. 30, 2021	Oct. 31, 2020
Property, Plant and Equipment [Abstract]
PROPERTY AND EQUIPMENT

NOTE 5 - PROPERTY AND EQUIPMENT

	April 30, 2021	October 31, 2020
Computer equipment	$8,653	$8,653
Finance lease equipment	239,595	239,595
Manufacturing equipment	217,694	171,430
	465,942	419,678
Less: accumulated depreciation	(79,300)	(54,444)
Total property and equipment, net	$386,642	$365,234

During March 2019, the Company entered into a lease agreement for certain lab equipment in the amount of $239,595. Under the terms of the lease agreement, the Company is required to make 60 equal monthly payments of $4,513 plus applicable sales taxes. Under the Lease Agreement, the Company has the right to acquire all of the leased equipment for $1.00. As a result, the lease agreement is being accounted for as a finance lease obligation. The annual interest rate charged in connection with the lease is 4.5%. The leased equipment is being depreciated over their estimated useful lives of 15 years.

Depreciation expense totaled $12,665 and $8,725 for the three months ended April 30, 2021 and 2020, respectively. Depreciation expense totaled $24,856 and $15,159 for the six months ended April 30, 2021 and 2020, respectively.

NOTE 5 - PROPERTY AND EQUIPMENT

	October 31, 2020	October 31, 2019
Computer equipment	$8,653	$8,653
Finance lease equipment	239,595	239,595
Manufacturing equipment	171,430	32,736
	419,678	280,984
Less: accumulated depreciation	(54,444)	(17,669)
Total property and equipment, net	$365,234	$263,315

During March 2019, the Company entered into a lease agreement for certain lab equipment in the amount of $239,595. Under the terms of the lease agreement, the Company is required to make 60 equal monthly payments of $4,513 plus applicable sales taxes. Under the Lease Agreement, the Company has the right to acquire all of the leased equipment for $1.00. As a result, the lease agreement is being accounted for as a finance lease obligation. The annual interest rate charged in connection with the lease is 4.5%. The leased equipment is being depreciated over their estimated useful lives of 15 years.

Depreciation expense totaled $36,775 and $14,794 for the years ended October 31, 2020 and 2019, respectively.